Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Amendment Description
Registrant Name	Boyar Value Fund Inc
Entity Central Index Key	0001041003
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000030254
Shareholder Report [Line Items]
Fund Name	Boyar Value Fund, Inc.
Class Name	Class A
Trading Symbol	BOYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyar Value Fund, Inc. for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.boyarassetmanagement.com/individual-investors-boyar-value-fund. You can also request this information by contacting us at 1-800-266-5566.
Additional Information Phone Number	1-800-266-5566
Additional Information Website	www.boyarassetmanagement.com/individual-investors-boyar-value-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$181	1.71%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyar Value Fund	S&P 500® Index	S&P Composite 1500 Value Index TR
Dec-2014	$9,501	$10,000	$10,000
Dec-2015	$9,495	$10,138	$9,647
Dec-2016	$10,163	$11,351	$11,431
Dec-2017	$11,736	$13,829	$13,144
Dec-2018	$10,901	$13,223	$11,924
Dec-2019	$12,988	$17,386	$15,657
Dec-2020	$13,537	$20,585	$15,908
Dec-2021	$16,057	$26,494	$19,948
Dec-2022	$12,823	$21,696	$18,856
Dec-2023	$14,635	$27,399	$22,938
Dec-2024	$16,306	$34,254	$25,724

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Boyar Value Fund
Without Load	11.42%	4.65%	5.55%
With Load	5.86%	3.58%	5.01%
S&P 500® Index	25.02%	14.53%	13.10%
S&P Composite 1500 Value Index TR	12.15%	10.44%	9.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 27,228,594
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 145,459
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,228,594
Number of Portfolio Holdings	33
Advisory Fee	$145,459
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.5%
Money Market Funds	2.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ameriprise Financial, Inc.	13.1%
Home Depot, Inc. (The)	8.4%
Microsoft Corporation	8.2%
JPMorgan Chase & Company	7.2%
Bank of America Corporation	5.1%
Uber Technologies, Inc.	4.5%
Madison Square Garden Sports Corporation	4.1%
Walt Disney Company (The)	3.9%
Atlanta Braves Holdings, Inc., Class C	3.8%
Bank of New York Mellon Corporation (The)	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.